UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-5740

Name of Registrant:	Putnam Managed Municipal Income Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
James P. Pappas, Vice President
Putnam Managed Municipal Income Trust
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
10/31/07
Date of reporting period:
07/01/2007 - 06/30/2008

Item 1: Proxy Voting Record

Registrant : Putnam Managed Municipal Income Trust

Tembec Inc
Ticker	Security ID:	Meeting Date		Meeting Status
TMBAF	CUSIP9 879920106	02/22/2008		Voted
Meeting Type	Country of Trade
Special	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	Adopt By-Laws	Mgmt	For	For	For
2	Approve Recapitalization	Mgmt	For	For	For
3	Shareholder Rights' Plan	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'NA' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Managed Municipal Income Trust

By:	/s/ Charles E. Porter

Name:	Charles E. Porter

Title:	Executive Vice President, Associate Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 1, 2008